Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000222143_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.26%
C000222143_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.12%
C000222143_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.83%
C000101068_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.30%
C000101068_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.78%
C000101068_2_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.40%
C000222143_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.06%
C000222143_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.09%
C000222143_NoLoadClassMember_2025-01-01_2025-12-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.79%
C000101068_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.20%
C000101068_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.57%
C000101068_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.43%
C000101068_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.12%
C000101068_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.54%
C000101068_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.20%
C000101068_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.12%
C000101068_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.53%
C000101068_1_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.24%